Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Current Assets
Cash & cash equivalents	$ 129,328	$ 50,426
Trade & other receivables	1,574	4,060
Prepayments	5,646	8,036
Total Current Assets	136,548	62,522
Non-Current Assets
Property, plant and equipment	2,293	826
Right-of-use assets	7,978
Financial assets at fair value through other comprehensive income	1,871	2,317
Other non-current assets	3,311	3,324
Intangible assets	581,601	583,126
Total Non-Current Assets	597,054	589,593
Total Assets	733,602	652,115
Current Liabilities
Trade and other payables	24,972	13,060
Provisions	29,197	7,264
Borrowings	32,455	14,007
Lease liabilities	3,519
Deferred consideration		10,000
Total Current Liabilities	90,143	44,331
Non-Current Liabilities
Deferred tax liability	730	11,124
Provisions	27,563	48,329
Borrowings	57,023	67,279
Lease liabilities	6,317
Deferred consideration	2,500
Total Non-Current Liabilities	94,133	126,732
Total Liabilities	184,276	171,063
Net Assets	549,326	481,052
Equity
Issued Capital	1,051,450	910,405
Reserves	46,634	40,638
(Accumulated losses)/retained earnings	(548,758)	(469,991)
Total Equity	$ 549,326	$ 481,052